Shareholder Report, Holdings (Details)	Jan. 31, 2025
Columbia Disciplined Core Fund - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Disciplined Core Fund - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Disciplined Core Fund - Class A | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Disciplined Core Fund - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Disciplined Core Fund - Class A | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Disciplined Core Fund - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Disciplined Core Fund - Class A | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Core Fund - Class A | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Core Fund - Class A | Fiserv, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund - Class A | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
Columbia Disciplined Core Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Columbia Disciplined Core Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Disciplined Core Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Disciplined Core Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Disciplined Core Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Disciplined Core Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Disciplined Core Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Disciplined Core Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Disciplined Core Fund - Class A | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Columbia Disciplined Core Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Disciplined Core Fund - Class C | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Disciplined Core Fund - Class C | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Disciplined Core Fund - Class C | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Disciplined Core Fund - Class C | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Disciplined Core Fund - Class C | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Disciplined Core Fund - Class C | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Disciplined Core Fund - Class C | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Core Fund - Class C | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Core Fund - Class C | Fiserv, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund - Class C | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
Columbia Disciplined Core Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Columbia Disciplined Core Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Disciplined Core Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Disciplined Core Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Disciplined Core Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Disciplined Core Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Disciplined Core Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Disciplined Core Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Disciplined Core Fund - Class C | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Columbia Disciplined Core Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Disciplined Core Fund - Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Disciplined Core Fund - Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Disciplined Core Fund - Institutional Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Disciplined Core Fund - Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Disciplined Core Fund - Institutional Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Disciplined Core Fund - Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Disciplined Core Fund - Institutional Class | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Core Fund - Institutional Class | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Core Fund - Institutional Class | Fiserv, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund - Institutional Class | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
Columbia Disciplined Core Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Columbia Disciplined Core Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Disciplined Core Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Disciplined Core Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Disciplined Core Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Disciplined Core Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Disciplined Core Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Disciplined Core Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Disciplined Core Fund - Institutional Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Columbia Disciplined Core Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Disciplined Core Fund - Institutional 2 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Disciplined Core Fund - Institutional 2 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Disciplined Core Fund - Institutional 2 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Disciplined Core Fund - Institutional 2 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Disciplined Core Fund - Institutional 2 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Disciplined Core Fund - Institutional 2 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Disciplined Core Fund - Institutional 2 Class | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Core Fund - Institutional 2 Class | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Core Fund - Institutional 2 Class | Fiserv, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund - Institutional 2 Class | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
Columbia Disciplined Core Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Columbia Disciplined Core Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Disciplined Core Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Disciplined Core Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Disciplined Core Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Disciplined Core Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Disciplined Core Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Disciplined Core Fund - Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund - Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Disciplined Core Fund - Institutional 2 Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Columbia Disciplined Core Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Disciplined Core Fund - Institutional 3 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Disciplined Core Fund - Institutional 3 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Disciplined Core Fund - Institutional 3 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Disciplined Core Fund - Institutional 3 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Disciplined Core Fund - Institutional 3 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Disciplined Core Fund - Institutional 3 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Disciplined Core Fund - Institutional 3 Class | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Core Fund - Institutional 3 Class | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Core Fund - Institutional 3 Class | Fiserv, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund - Institutional 3 Class | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Core Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
Columbia Disciplined Core Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Columbia Disciplined Core Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Disciplined Core Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Disciplined Core Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Disciplined Core Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Disciplined Core Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Disciplined Core Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Disciplined Core Fund - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Core Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Disciplined Core Fund - Institutional 3 Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Columbia Disciplined Core Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%